UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number:	811-01660

Exact name of registrant as specified in charter:	Prudential’s Gibraltar Fund, Inc.

Address of principal executive offices:	655 Broad Street, 17th Floor Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
655 Broad Street, 17th Floor
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-367-7521

Date of fiscal year end:	12/31/2016

Date of reporting period:	6/30/2016

Item 1 – Reports to Stockholders

Prudential’s Gibraltar Fund, Inc.

SEMIANNUAL REPORT	June 30, 2016

This report provides financial information about Prudential’s Gibraltar Fund, Inc. (the Fund), an investment option under your variable contract.

The accompanying financial statements as of June 30, 2016, were not audited and, accordingly, no auditor’s opinion is expressed on them. The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

This report is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus and current performance results. Investors should carefully consider the contract and the Fund’s investment objective, risks, and charges and expenses before investing. The contract and the Fund prospectus contain information relating to investment objectives, risks, and charges and expenses, as well as other important information. Read them carefully before investing or sending money.

A description of the Fund’s proxy voting policies and procedures is available, without charge, upon request. Planholders should call (888)778-2888, to obtain descriptions of the Fund’s proxy voting policies and procedures. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the website of the Securities and Exchange Commission (the Commission) at www.sec.gov.

The Fund files with the Commission a complete listing of portfolio holdings as of its first and third quarter-end on Form N-Q. Form N-Q is available on the Commission’s website at www.sec.gov or by visiting the Commission’s Public Reference Room. For more information on the Commission’s Public Reference Room, please visit the Commission’s website or call (800)SEC-0330.

The Fund’s Statement of Additional Information contains additional information about the Fund’s Directors and is available without charge upon request by calling (888)778-2888.

Prudential’s Gibraltar Fund, Inc. Table of Contents	Semiannual Report	June 30, 2016

■	LETTER TO PLANHOLDERS

■	PRESENTATION OF PORTFOLIO HOLDINGS

■	FEES AND EXPENSES

■	FINANCIAL REPORTS

Section A	Schedule of Investments and Financial Statements
Section B	Notes to Financial Statements
Section C	Financial Highlights

■	APPROVAL OF ADVISORY AGREEMENTS

Prudential’s Gibraltar Fund, Inc. Letter to Planholders	Semiannual Report	June 30, 2016

■	DEAR PLANHOLDER:

At Prudential, our primary objective is to help investors achieve and maintain long-term financial success. This Prudential’s Gibraltar Fund semiannual report outlines our efforts to achieve this goal. We hope you find it informative and useful.

Prudential has been building on a heritage of success for more than 135 years. We believe the array of our products provides a highly attractive value proposition to clients like you who are focused on financial security.

Your financial professional is the best resource to help you make the most informed investment decisions. Together, you can build a diversified investment portfolio that aligns with your long-term financial goals. Please keep in mind that diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

Thank you for selecting Prudential as one of your financial partners. We value your trust and appreciate the opportunity to help you achieve financial security.

Sincerely,

Timothy S. Cronin

President,

Prudential’s Gibraltar Fund, Inc.	July 29, 2016

Prudential’s Gibraltar Fund, Inc. Presentation of Portfolio Holdings — unaudited	June 30, 2016

Prudential’s Gibraltar Fund, Inc.
Five Largest Holdings	(% of Net Assets	)
Amazon.com, Inc.	7.3%
Facebook, Inc. (Class A Stock)	6.4%
Visa, Inc. (Class A Stock)	5.7%
NIKE, Inc. (Class B Stock)	5.5%
Mondelez International, Inc. (Class A Stock)	4.3%

For a complete listing of holdings, refer to the Schedule of Investments section of this report. Holdings reflect only long-term investments. Holdings/Issues/Industries/Sectors are subject to change.

Prudential’s Gibraltar Fund, Inc. Fees and Expenses — unaudited	June 30, 2016

As a Planholder investing in the Fund through a variable contract, you incur ongoing costs, including management fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other investment options. This example does not reflect fees and charges under your contract. If contract charges were included, the costs shown below would be higher. Please consult your contract for more information about contract fees and charges.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2016 through June 30, 2016.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the Fund expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Six-Month Period” to estimate the Fund expenses you paid on your account during this period. As noted above, the table does not reflect variable contract fees and charges.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other investment options. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other investment options.

Please note that the expenses shown in the table are meant to highlight your ongoing Fund costs only and do not reflect any contract fees and charges, such as sales charges (loads), insurance charges or administrative charges. Therefore the second line of the table is useful to compare ongoing investment option costs only, and will not help you determine the relative total costs of owning different contracts. In addition, if these contract fees and charges were included, your costs would have been higher.

Prudential’s Gibraltar Fund, Inc.		Beginning Account Value January 1, 2016	Ending Account Value June 30, 2016	Annualized Expense Ratio based on the Six-Month period	Expenses Paid During the Six-Month period*
Prudential’s Gibraltar Fund, Inc.	Actual	$1,000.00	$942.50	0.62%	$2.99
	Hypothetical	$1,000.00	$1,021.78	0.62%	$3.12

* Fund expenses (net of fee waivers or subsidies, if any) are equal to the annualized expense ratio (provided in the table), multiplied by the average account value over the period, multiplied by the 182 days in the six-month period ended June 30, 2016, and divided by the 366 days in the Fund's fiscal year ending December 31, 2016 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

PRUDENTIAL’S GIBRALTAR FUND, INC.

PORTFOLIO OF INVESTMENTS	as of June 30, 2016 (unaudited)

LONG-TERM INVESTMENTS — 99.1%
COMMON STOCKS	Shares	Value (Note 1)
Aerospace & Defense — 3.2%
Boeing Co. (The)	34,824	$4,522,593

Banks — 3.3%
Citigroup, Inc.	110,823	4,697,787

Biotechnology — 6.9%
BioMarin Pharmaceutical, Inc.*	22,839	1,776,874
Celgene Corp.*	23,741	2,341,575
Regeneron Pharmaceuticals, Inc.*	6,068	2,119,127
Shire PLC, ADR	15,674	2,885,270
Vertex Pharmaceuticals, Inc.*	6,340	545,367

		9,668,213

Capital Markets — 1.6%
Morgan Stanley	84,711	2,200,792

Chemicals — 0.5%
Monsanto Co.	6,754	698,431

Diversified Financial Services — 1.3%
S&P Global, Inc.	17,129	1,837,256

Energy Equipment & Services — 2.0%
Halliburton Co.	63,031	2,854,674

Food & Staples Retailing — 1.7%
Costco Wholesale Corp.	14,897	2,339,425

Food Products — 4.3%
Mondelez International, Inc. (Class A Stock)	131,933	6,004,271

Hotels, Restaurants & Leisure — 2.1%
Marriott International, Inc. (Class A Stock)	45,521	3,025,326

Internet & Catalog Retail — 11.7%
Amazon.com, Inc.*	14,411	10,312,800
Priceline Group, Inc. (The)*	3,509	4,380,671
TripAdvisor, Inc.*	28,671	1,843,545

		16,537,016

Internet Software & Services — 15.3%
Alibaba Group Holding Ltd. (China), ADR*	49,353	3,925,044
Alphabet, Inc. (Class A Stock)*	6,097	4,289,422
Alphabet, Inc. (Class C Stock)*	6,211	4,298,633
Facebook, Inc. (Class A Stock)*	79,200	9,050,976

		21,564,075

IT Services — 9.8%
MasterCard, Inc. (Class A Stock)	66,131	5,823,496
Visa, Inc. (Class A Stock)	108,193	8,024,675

		13,848,171

Media — 2.1%
Walt Disney Co. (The)	30,564	2,989,770

Oil, Gas & Consumable Fuels — 2.8%
Concho Resources, Inc.*	24,042	2,867,489
EOG Resources, Inc.	13,239	1,104,398

		3,971,887

COMMON STOCKS (continued)	Shares	Value (Note 1)
Pharmaceuticals — 5.6%
Allergan PLC*	12,065	$2,788,101
Novo Nordisk A/S (Denmark), ADR	95,714	5,147,499

		7,935,600

Semiconductors & Semiconductor Equipment — 1.1%
ARM Holdings PLC (United Kingdom), ADR	33,714	1,534,324

Software — 11.9%
Adobe Systems, Inc.*	42,404	4,061,879
Microsoft Corp.	81,364	4,163,396
Red Hat, Inc.*	69,289	5,030,381
salesforce.com, inc.*	44,356	3,522,310

		16,777,966

Specialty Retail — 1.2%
TJX Cos., Inc. (The)	22,047	1,702,690

Technology Hardware, Storage & Peripherals — 4.0%
Apple, Inc.	58,816	5,622,810

Textiles, Apparel & Luxury Goods — 6.7%
lululemon athletica, Inc.*	23,777	1,756,169
NIKE, Inc. (Class B Stock)	139,891	7,721,983

		9,478,152

TOTAL LONG-TERM INVESTMENTS (cost $83,848,837)		139,811,229

SHORT-TERM INVESTMENT — 0.9%
AFFILIATED MUTUAL FUND
Prudential Investment Portfolios 2 —Prudential Core Ultra Short Bond Fund (cost $1,310,181) (Note 3)(a)	1,310,181	1,310,181

TOTAL INVESTMENTS — 100.0% (cost $85,159,018) (Note 5)		141,121,410
LIABILITIES IN EXCESS OF OTHER ASSETS		(3,267)

NET ASSETS — 100.0%		$141,118,143

The following abbreviation is used in the semiannual report.

ADR	American Depositary Receipt

*	Non-income producing security.

(a)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	quoted prices generally in active markets for identical securities.
Level 2—	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

SEE NOTES TO FINANCIAL STATEMENTS.

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PRUDENTIAL’S GIBRALTAR FUND, INC. (continued)

PORTFOLIO OF INVESTMENTS	as of June 30, 2016 (unaudited)

The following is a summary of the inputs used as of June 30, 2016 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$4,522,593	$—	$—
Banks	4,697,787	—	—
Biotechnology	9,668,213	—	—
Capital Markets	2,200,792	—	—
Chemicals	698,431	—	—
Diversified Financial Services	1,837,256	—	—
Energy Equipment & Services	2,854,674	—	—
Food & Staples Retailing	2,339,425	—	—
Food Products	6,004,271	—	—
Hotels, Restaurants & Leisure	3,025,326	—	—
Internet & Catalog Retail	16,537,016	—	—
Internet Software & Services	21,564,075	—	—
IT Services	13,848,171	—	—
Media	2,989,770	—	—
Oil, Gas & Consumable Fuels	3,971,887	—	—
Pharmaceuticals	7,935,600	—	—
Semiconductors & Semiconductor Equipment	1,534,324	—	—
Software	16,777,966	—	—
Specialty Retail	1,702,690	—	—
Technology Hardware, Storage & Peripherals	5,622,810	—	—
Textiles, Apparel & Luxury Goods	9,478,152	—	—
Affiliated Mutual Fund	1,310,181	—	—

Total	$141,121,410	$—	$—

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2016 were as follows:

Internet Software & Services	15.3%
Software	11.9
Internet & Catalog Retail	11.7
IT Services	9.8
Biotechnology	6.9
Textiles, Apparel & Luxury Goods	6.7
Pharmaceuticals	5.6
Food Products	4.3
Technology Hardware, Storage & Peripherals	4.0
Banks	3.3
Aerospace & Defense	3.2
Oil, Gas & Consumable Fuels	2.8
Hotels, Restaurants & Leisure	2.1
Media	2.1

Energy Equipment & Services	2.0%
Food & Staples Retailing	1.7
Capital Markets	1.6
Diversified Financial Services	1.3
Specialty Retail	1.2
Semiconductors & Semiconductor Equipment	1.1
Affiliated Mutual Fund	0.9
Chemicals	0.5

100.0
Liabilities in excess of other assets	— *

100.0%

*	Less than 0.05%

SEE NOTES TO FINANCIAL STATEMENTS.

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PRUDENTIAL’S GIBRALTAR FUND, INC. (continued)

STATEMENT OF ASSETS & LIABILITIES

as of June 30, 2016 (unaudited)

ASSETS
Investments at value:
Unaffiliated investments (cost $83,848,837)	$139,811,229
Affiliated investments (cost $1,310,181)	1,310,181
Tax reclaim receivable	49,787
Dividends receivable	49,539
Prepaid expenses	184

Total Assets	141,220,920

LIABILITIES
Management fee payable	65,347
Accrued expenses	37,430

Total Liabilities	102,777

NET ASSETS	$141,118,143

Net assets were comprised of:
Common stock, at $0.01 par value	$95,769
Paid-in capital in excess of par	77,891,806

77,987,575
Undistributed net investment income	127,988
Accumulated net realized gain on investment transactions	7,040,188
Net unrealized appreciation on investments	55,962,392

Net assets, June 30, 2016	$141,118,143

Net asset value and redemption price per share, $141,118,143 / 9,576,941 outstanding shares of common stock (authorized 75,000,000 shares)	$14.74

STATEMENT OF OPERATIONS

Six Months Ended June 30, 2016 (unaudited)

NET INVESTMENT INCOME (LOSS)
Income
Unaffiliated dividend income (net of foreign withholding taxes of $23,339)	$567,292
Affiliated dividend income	11,364

Total income	578,656

EXPENSES
Management fee	396,832
Custodian and accounting fees	25,000
Audit fee	11,000
Directors’ fees	6,000
Legal fees and expenses	5,000
Insurance expenses	1,000
Miscellaneous	5,836

Total expenses	450,668

NET INVESTMENT INCOME (LOSS)	127,988

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investment transactions	4,619,248
Net change in unrealized appreciation (depreciation) on investments	(13,963,559)

NET GAIN (LOSS) ON INVESTMENT TRANSACTIONS	(9,344,311)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(9,216,323)

STATEMENT OF CHANGES IN NET ASSETS (unaudited)

	Six Months Ended June 30, 2016	Year Ended December 31, 2015
INCREASE (DECREASE) IN NET ASSETS OPERATIONS:
Net investment income (loss)	$127,988	$221,726
Net realized gain (loss) on investment transactions	4,619,248	14,915,809
Net change in unrealized appreciation (depreciation) on investments	(13,963,559)	4,506,171

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(9,216,323)	19,643,706

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income	—	(242,658)
Distributions from net realized gains	—	(14,188,399)

	—	(14,431,057)

CAPITAL STOCK TRANSACTIONS
Capital stock sold [260 and 10,237 shares, respectively]	3,733	158,411
Capital stock issued in reinvestment of dividends [0 and 910,305 shares, respectively]	—	14,431,057
Capital stock repurchased [564,317 and 1,203,516 shares, respectively]	(8,301,607)	(20,036,540)

NET INCREASE (DECREASE) IN NET ASSETS FROM FUND SHARE TRANSACTIONS	(8,297,874)	(5,447,072)

TOTAL INCREASE (DECREASE)	(17,514,197)	(234,423)
NET ASSETS:
Beginning of period	158,632,340	158,866,763

End of period(a)	$141,118,143	$158,632,340

(a) Includes undistributed net investment income of:	$127,988	$—

SEE NOTES TO FINANCIAL STATEMENTS.

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NOTES TO THE FINANCIAL STATEMENTS OF

PRUDENTIAL’S GIBRALTAR FUND, INC.

(unaudited)

Prudential’s Gibraltar Fund, Inc. (the “Fund”) was originally incorporated in the State of Delaware on March 14, 1968 and was reincorporated in the State of Maryland effective May 1, 1997. It is registered as an open-end, diversified management investment company under the Investment Company Act of 1940, as amended (“1940 Act”). The investment objective of the Fund is growth of capital to the extent compatible with a concern for preservation of principal. The Fund was organized by The Prudential Insurance Company of America (“PICA”) to serve as the investment medium for the variable contract accounts of The Prudential Financial Security Program (“FSP”). The Fund does not sell its shares to the public. The accounts will redeem shares of the Fund to the extent necessary to provide benefits under the contracts or for such other purposes as may be consistent with the contracts.

Note 1:	Accounting Policies

The Fund follows investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services — Investment Companies. The following accounting policies conform to U.S. generally accepted accounting principles. The Fund consistently follows such policies in the preparation of its financial statements.

Securities Valuation:    The Fund holds securities and other assets that are fair valued at the close of each day (generally, 4:00PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Directors (the “Board”) has adopted Valuation Procedures for security valuation under which fair valuation responsibilities have been delegated to Prudential Investments LLC (“PI” or “Manager”). Under the current Valuation Procedures, the established Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly-scheduled quarterly meeting.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the table following the Schedule of Investments.

Common and preferred stocks, exchange-traded funds, and derivative instruments such as futures or options that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy.

In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Common and preferred stocks traded on foreign securities exchanges are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. The models generate an evaluated adjustment factor for each security, which can be applied to the local closing price to adjust it for post closing market movements. Utilizing that evaluated adjustment factor, the vendor provides an evaluated price to the extent that the valuation meets the established confidence level for each security. Such confidence level is a measure of the probability of a relationship between a given equity security and the factors used in the models. If the confidence level is not met or the vendor does not provide an evaluated price, securities are valued in accordance with exchange-traded common and preferred stocks discussed above.

Participatory notes (P-notes) are generally valued based upon the value of a related underlying security that trades actively in the market and are classified as Level 2 in the fair value hierarchy.

B1

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include:    the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Securities Transactions and Net Investment Income:    Securities transactions are recorded on the trade date. Realized gains (losses) from investment transactions are calculated on the identified cost basis. Dividend income is recorded on the ex-date. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on the accrual basis, which may require the use of certain estimates by management that may differ from actual.

Dividends and Distributions:    The Fund expects to pay dividends of net investment income semi-annually and distributions of net realized capital gains, if any, at least annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-date. Permanent book/tax differences relating to income and gains are reclassified amongst undistributed net investment income, accumulated net realized gain (loss) and paid-in-capital in excess of par, as appropriate.

Taxes:    It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends are recorded, net of reclaimable amounts, at the time the related income is earned.

Estimates:    The preparation of these financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2:	Agreements

The Fund has a management agreement with PI. Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadviser’s performance of such services. PI has entered into a subadvisory agreement with Jennison Associates LLC (“Jennison”). The subadvisory agreement provides that Jennison will furnish investment advisory services in connection with the management of the Fund. In connection therewith, Jennison is obligated to keep certain books and records of the Fund. PI pays for the services of Jennison, the cost of compensation of officers of the Fund, costs related to shareholder reporting, occupancy and certain clerical and administrative expenses of the Fund. The Fund bears all other costs and expenses.

The management fee paid to PI is accrued daily and payable monthly, at an annual rate of 0.55% of the Fund’s average daily net assets.

The Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”) which acts as distributor of the shares of the Fund. No distribution or service fees are paid to PIMS as distributor of shares of the Fund.

PI, PICA, PIMS and Jennison are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

The Fund has entered into a brokerage commission recapture agreement with certain registered broker-dealers. Under the brokerage commission recapture program, a portion of the commission is returned to the

B2

Fund on whose behalf the trades were made. Commission recapture is paid solely to those Funds generating the applicable trades. Such amounts are included within realized gain (loss) on investment transactions presented in the Statement of Operations. For the six months ended June 30, 2016, brokerage commission recaptured under these agreements was $2,753.

Note 3:	Other Transactions with Affiliates

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors, and/or common officers. Such transactions are subject to ratification by the Board.

The Fund invests in the Prudential Core Ultra Short Bond Fund, (formerly known as Prudential Core Taxable Money Market Fund), (the “Core Fund”), a portfolio of the Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PI. Earnings from the Core Fund are disclosed on the Statement of Operations as “Affiliated dividend income”.

Note 4:	Portfolio Securities

The cost of purchases and proceeds from sales of portfolio securities, other than short-term investments, for the six months ended June 30, 2016, were $12,266,154 and $16,437,337, respectively.

Note 5:	Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of June 30, 2016 were as follows:

Tax Basis	Appreciation	Depreciation	Net Unrealized Appreciation
$85,227,810	$61,500,349	$(5,606,749)	$55,893,600

The book basis may differ from tax basis due to certain tax related adjustments.

Management has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. The Fund’s federal, state and local income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Note 6:	Borrowings

The Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $900 million for the period October 8, 2015 through October 6, 2016. The Funds pay an annualized commitment fee of .11% of the unused portion of the SCA. Prior to October 8, 2015, the Funds had another SCA that provided a commitment of $900 million and the Funds paid an annualized commitment fee of .075% of the unused portion of the SCA. Interest on any borrowings under the SCA is paid at contracted market rates. The Fund’s portion of the commitment fee for the unused amount is accrued daily and paid quarterly.

The Fund did not utilize the SCA during the six months ended June 30, 2016.

Note 7:	Ownership and Affiliates

As of June 30, 2016, all shares of record of the Fund were owned by PICA on behalf of the owners of the three variable insurance products: Prudential’s Investment Plan Account, Prudential’s Annuity Plan Account and Prudential’s Annuity Plan Account-2. PICA is an indirect, wholly-owned subsidiary of Prudential.

B3

Note 8:	New Accounting Pronouncements

In January 2016, the FASB issued ASU No. 2016-01 regarding “Recognition and Measurement of Financial Assets and Financial Liabilities”. The new guidance is intended to enhance the reporting model for financial instruments to provide users of financial statements with more decision-useful information and addresses certain aspects of the recognition, measurement, presentation, and disclosure of financial instruments. The new standard affects all entities that hold financial assets or owe financial liabilities. The new guidance is effective for public companies for fiscal years beginning after December 15, 2017, including interim periods within those fiscal years. At this time, management is evaluating the implications of ASU No. 2016-01 and its impact on the financial statements and disclosures has not yet been determined.

B4

Financial Highlights

(unaudited)

	Six Months Ended June 30, 2016(c)		Year Ended December 31,
			2015	2014	2013	2012	2011
Per Share Operating Performance:
Net Asset Value, beginning of period	$15.64		$15.24	$15.73	$12.15	$10.16	$10.04

Income (Loss) From Investment Operations:
Net investment income (loss)	.01		.02	.04	.05	.08	.04
Net realized and unrealized gain (loss) on investments	(.91)		1.92	1.24	3.84	1.98	.12

Total from investment operations	(.90)		1.94	1.28	3.89	2.06	.16

Less Dividends and Distributions:
Dividends from net investment income	—		(.03)	(.04)	(.05)	(.07)	(.04)
Distributions from net realized gains	—		(1.51)	(1.73)	(.26)	—	—

	—		(1.54)	(1.77)	(.31)	(.07)	(.04)

Net Asset Value, end of period	$14.74		$15.64	$15.24	$15.73	$12.15	$10.16

Total Return(a):	(5.75)%		12.65%	8.43%	32.15%	20.33%	1.57%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$141.1		$158.6	$158.9	$162.4	$135.8	$129.6
Ratios to average net assets(b):
Expenses after waivers and/or expense reimbursement	.62	%(d)	.62%	.62%	.62%	.63%	.62%
Expenses before waivers and/or expense reimbursement	.62	%(d)	.62%	.62%	.62%	.63%	.62%
Net investment income (loss)	.18	%(d)	.14%	.25%	.34%	.62%	.37%
Portfolio turnover rate	9	%(e)	22%	31%	29%	32%	28%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(b)	Does not include expenses of the underlying portfolio in which the Fund invests.
(c)	Calculated based on average shares outstanding during the period.
(d)	Annualized.
(e)	Not annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

C1

Approval of Advisory Agreements

The Fund’s Board of Directors

The Board of Directors (the Board) of Prudential’s Gibraltar Fund, Inc. (the Fund) consists of nine individuals, eight of whom are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Directors). The Board is responsible for the oversight of the Fund and its operations, and performs the various duties imposed on the directors of the Board (the Directors) by the 1940 Act. The Independent Directors have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Director. The Board has established four standing committees: the Audit Committee, the Governance Committee, the Compliance Committee, and the Investment Review and Risk Committee. Each committee is chaired by an Independent Director.

Annual Approval of the Fund’s Advisory Agreements

As required under the 1940 Act, the Board determines annually whether to renew the Fund’s management agreement with Prudential Investments LLC (PI) and the Fund’s subadvisory agreement with Jennison Associates LLC (Jennison). In considering the renewal of the agreements, the Board, including all of the Independent Directors, met on June 13-15, 2016 (the Meeting) and approved the renewal of the agreements through July 31, 2017, after concluding that renewal of the agreements was in the best interest of the Fund and its shareholders.

In advance of the Meeting, the Board requested and received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with its consideration. Among other things, the Board considered comparisons with other mutual funds in a relevant peer universe and peer group, as is further discussed below.

In approving the agreements, the Board, including the Independent Directors advised by independent legal counsel, considered the factors it deemed relevant, including the nature, quality and extent of services provided by PI and the subadviser, the performance of the Fund, the profitability of PI and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with the Fund and its shareholders. In their deliberations, the Directors did not identify any single factor which alone was responsible for the Board’s decision to approve the agreements with respect to the Fund. In connection with its deliberations, the Board considered information provided by PI throughout the year at regular and special Board meetings, presentations from portfolio managers and other information, as well as information furnished at or in advance of the Meeting.

The Directors determined that the overall arrangements between the Fund and PI, which serves as the Fund’s investment manager pursuant to a management agreement, and between PI and Jennison, which serves as the Fund’s subadviser pursuant to the terms of a subadvisory agreement with PI, are in the best interests of the Fund and its shareholders in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment. The Board considered the approval of the agreements for the Fund as part of its consideration of agreements for multiple portfolios, but its approvals were made on a fund-by-fund or portfolio-by-portfolio basis.

The material factors and conclusions that formed the basis for the Directors’ reaching their determinations to approve the renewal of the agreements are separately discussed below.

Nature, quality and extent of services

The Board received and considered information regarding the nature, quality and extent of services provided to the Fund by PI and Jennison. The Board considered the services provided by PI, including but not limited to the oversight of the subadviser for the Fund, as well as the provision of accounting oversight, recordkeeping, compliance, and other services to the Fund. The Board also considered that PI or its affiliates pays the salaries of all of the officers and interested Directors of the Fund. With respect to PI’s oversight of the subadviser, the Board noted that PI’s Strategic Investment Research Group (SIRG), which is a business unit of PI, is responsible for screening and recommending new subadvisers when appropriate, as well as monitoring and reporting to the Board on the performance and operations of the subadvisers. The Board also considered the investment subadvisory services provided by Jennison, as well as adherence to the Fund’s investment restrictions and compliance with applicable Fund policies and procedures. The Board considered PI’s evaluation of the subadviser, as well as PI’s recommendation, based on its review of the subadviser, to renew the subadvisory agreement.

The Board reviewed the qualifications, backgrounds and responsibilities of PI’s senior management individuals responsible for the oversight of the Fund and Jennison, and also reviewed the qualifications, backgrounds and responsibilities of Jennison’s portfolio managers who are responsible for the day-to-day management of the Fund’s portfolio. The Board was provided with information pertaining to PI’s and Jennison’s organizational structure, senior management, investment operations, and other relevant information pertaining to both PI and Jennison. The Board also noted that it received favorable compliance reports from the Fund’s Chief Compliance Officer (CCO) as to both PI and Jennison. The Board noted that Jennison is affiliated with PI.

The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided by PI and the subadvisory services provided to the Fund by Jennison, and that there was a reasonable basis on which to conclude that the Fund benefits from the services provided by PI and Jennison under the management and subadvisory agreements.

Costs of Services and Profits Realized by PI

The Board was provided with information on the profitability of PI and its affiliates in serving as the Fund’s investment manager. The Board discussed with PI the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the adviser’s capital structure and cost of capital. The Board considered information regarding the profitability of the subadviser, an affiliate of PI, on a consolidated basis. Taking these factors into account, the Board concluded that the profitability of PI and its affiliates in relation to the services rendered was not unreasonable.

Economies of Scale

The Board received and discussed information concerning whether PI realizes economies of scale as the Fund’s assets grow beyond current levels. The Board noted that economies of scale, if any, may be shared with the Fund in several ways, including low management fees from inception, additional technological and personnel investments to enhance shareholder services, and maintaining existing expense structures in the face of a rising cost environment. The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of PI’s costs are not specific to individual funds, but rather are incurred across a variety of products and services.

Other Benefits to PI and Jennison

The Board considered potential ancillary benefits that might be received by PI and Jennison and their affiliates as a result of their relationship with the Fund. The Board concluded that potential benefits to be derived by PI included compensation received by insurance company affiliates of PI from Jennison, as well as benefits to the reputation or other intangible benefits resulting from PI’s association with the Fund. The Board concluded that the potential benefits to be derived by Jennison included the ability to use soft dollar credits, and the potential benefits consistent with those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and benefits to its reputation. The Board concluded that the benefits derived by PI and Jennison were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

Performance of the Fund / Fees and Expenses / Other Factors

With respect to the Fund, the Board also considered certain additional specific factors and made related conclusions relating to the historical performance of the Fund for the one-, three-, five- and ten-year periods ended December 31, 2015. The Board compared the historical performance of the Fund to the comparable performance of its benchmark index and to a universe of mutual funds that were determined by Broadridge, Inc. (Broadridge), an independent provider of mutual fund data, to be similar to the Fund (Peer Universe).

The Board also considered the Fund’s actual management fee, as well as the Fund’s net total expense ratio, for the calendar year 2015. The Board considered the management fee for the Fund as compared to the management fee charged by PI to other funds and accounts and the fee charged by other advisers to comparable mutual funds in a group of mutual funds that were determined by Broadridge to be similar to the Fund (the Peer Group). The actual management fee represents the fee rate actually paid by Fund shareholders and includes any fee waivers or reimbursements. The net total expense ratio for the Fund represents the actual expense ratio incurred by Fund shareholders, but does not include the charges associated with the variable contracts.

The mutual funds included in the Peer Universe and the Peer Group were objectively selected by Broadridge. The comparisons placed the Fund in various quartiles, with the 1st quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds). To the extent that PI deems appropriate, and for reasons addressed in detail with the Board, PI may have provided, and the Board may have considered, supplemental data compiled by Broadridge for the Board’s consideration.

The section below summarizes key factors considered by the Board and the Board’s conclusions regarding the Fund’s performance, fees and overall expenses. The section sets forth gross performance comparisons (which do not reflect the impact on performance of any subsidies, expense caps or waivers that may be applicable) with the Peer Universe, actual management fees with the Peer Group (which reflect the impact of any subsidies or fee waivers), and net total expenses with the Peer Group, each of which were key factors considered by the Board.

Performance	1 Year	3 Years	5 Years	10 Years
	1st Quartile	1st Quartile	1st Quartile	1st Quartile
Actual Management Fees: 1st Quartile
Net Total Expenses: 1st Quartile

•	The Board noted that the Fund outperformed its benchmark index over all periods.

•

The Board concluded that, in light of the above, it would be in the best interests of the Fund and its shareholders to renew the agreements and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

* * *

After full consideration of these factors, the Board concluded that the approval of the agreements was in the best interests of the Fund and its shareholders.

Variable contracts contain exclusions, limitations, reductions of benefits, and terms for keeping them in force. For costs and complete details, refer to your contract or contact your licensed financial professional. Contract guarantees are based on the claims-paying ability of the issuing company.

Prudential’s Gibraltar Fund, Inc. is distributed by Prudential Investment Management Services LLC (PIMS), 655 Broad Street, 19th Floor, Newark, NJ 07102, member SIPC, a Prudential Financial company and solely responsible for its own financial condition and contractual obligations.

The Prudential Insurance Company of America

751 Broad Street

Newark, NJ 07102-3777

The Audited Financial Statements of The Prudential Insurance Company of America are available upon request. You may call 888-778-2888 to obtain a free copy of the Audited Financial Statements.

For service-related questions, please contact the Annuity Service Center at 888-778-2888.

©2016 Prudential Financial, Inc. and its related entities. Prudential Investments, the Prudential logo, the Rock symbol, and Bring Your Challenges are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

0228790-00005-00 FSP-SAR

Item 2	–	Code of Ethics – Not required, as this is not an annual filing.

Item 3	–	Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4	–	Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5	–	Audit Committee of Listed Registrants – Not applicable.

Item 6	–	Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7	–	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8	–	Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9	–	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10	–	Submission of Matters to a Vote of Security Holders – Not applicable.

Item 11	–	Controls and Procedures

(a)

It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)

There has been no significant change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12	–	Exhibits

	(a)	(1) Code of Ethics – Not required, as this is not an annual filing.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

(3) Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

	(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Prudential’s Gibraltar Fund, Inc.

By:	/s/ Deborah A. Docs
Deborah A. Docs
Secretary

Date:	August 24, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Timothy S. Cronin
Timothy S. Cronin
Principal Executive Officer

Date:	August 24, 2016

By:	/s/ M. Sadiq Peshimam
M. Sadiq Peshimam
Treasurer and Principal Financial and Accounting Officer

Date:	August 24, 2016